Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,257,020.51

Principal:
Principal Collections	$26,000,757.33
Prepayments in Full	$17,723,263.09
Liquidation Proceeds	$720,850.11
Recoveries	$42,654.28
Sub Total	$44,487,524.81
Collections	$48,744,545.32

Purchase Amounts:
Purchase Amounts Related to Principal	$139,554.37
Purchase Amounts Related to Interest	$344.33
Sub Total	$139,898.70

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$48,884,444.02

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	10
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$48,884,444.02
Servicing Fee	$952,336.80	$952,336.80	$0.00	$0.00	$47,932,107.22
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$47,932,107.22
Interest - Class A-2 Notes	$135,005.09	$135,005.09	$0.00	$0.00	$47,797,102.13
Interest - Class A-3 Notes	$242,633.33	$242,633.33	$0.00	$0.00	$47,554,468.80
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$47,466,745.88
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$47,466,745.88
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$47,416,633.80
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$47,416,633.80
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$47,372,172.72
Third Priority Principal Payment	$2,699,043.04	$2,699,043.04	$0.00	$0.00	$44,673,129.68
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$44,609,200.43
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$44,609,200.43
Regular Principal Payment	$39,838,501.05	$39,838,501.05	$0.00	$0.00	$4,770,699.38
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,770,699.38
Residuel Released to Depositor	$0.00	$4,770,699.38	$0.00	$0.00	$0.00
Total		$48,884,444.02

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$2,699,043.04
Regular Principal Payment					$39,838,501.05
Total					$42,537,544.09
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$42,537,544.09	$85.49	$135,005.09	$0.27	$42,672,549.18	$85.76
Class A-3 Notes	$0.00	$0.00	$242,633.33	$0.48	$242,633.33	$0.48
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$42,537,544.09	$26.42	$623,863.75	$0.39	$43,161,407.84	$26.81

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$344,693,839.03	0.6927127	$302,156,294.94	0.6072273
Class A-3 Notes	$502,000,000.00	1.0000000	$502,000,000.00	1.0000000
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,090,433,839.03	0.6772713	$1,047,896,294.94	0.6508511

Pool Information
Weighted Average APR	4.449%	4.441%
Weighted Average Remaining Term	48.66	47.83
Number of Receivables Outstanding	57,223	55,889
Pool Balance	$1,142,804,158.75	$1,097,811,500.96
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,099,377,229.95	$1,056,164,795.99
Pool Factor	0.6969447	0.6695057

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$16,467,172.51
Yield Supplement Overcollateralization Amount	$41,646,704.97
Targeted Overcollateralization Amount	$49,915,206.02
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$49,915,206.02

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	10

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		166	$408,232.89
(Recoveries)		28	$42,654.28
Net Losses for Current Collection Period			$365,578.61
Cumulative Net Losses Last Collection Period			$2,458,142.50
Cumulative Net Losses for all Collection Periods			$2,823,721.11

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.38%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.04%	526	$11,364,742.72
61-90 Days Delinquent	0.14%	70	$1,520,342.90
91-120 Days Delinquent	0.03%	13	$338,575.83
Over 120 Days Delinquent	0.04%	18	$427,225.77
Total Delinquent Receivables	1.24%	627	$13,650,887.22

Repossession Inventory:
Repossessed in the Current Collection Period		44	$1,026,337.21
Total Repossessed Inventory		58	$1,485,779.76

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3507%
Preceding Collection Period			0.3652%
Current Collection Period			0.3916%
Three Month Average			0.3691%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1179%
Preceding Collection Period			0.1293%
Current Collection Period			0.1807%
Three Month Average			0.1427%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer